CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS)/ INCOME In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 ZHEJIANG TIANLAN CNY	Dec. 31, 2013 ZHEJIANG TIANLAN CNY	Dec. 31, 2012 ZHEJIANG TIANLAN CNY	Dec. 31, 2014 ZHEJIANG JIAHUAN CNY	Dec. 31, 2013 ZHEJIANG JIAHUAN CNY	Dec. 31, 2012 ZHEJIANG JIAHUAN CNY
Revenues
Trading and manufacturing	$ 11,647	$ 10,986	$ 10,866
Engineering	7,175	7,616	10,779
Total revenues	18,822	18,602	21,645	474,265	378,956	281,203	99,908	89,685	80,097
Cost of revenues
Trading and manufacturing	(9,060)	(8,422)	(8,230)
Engineering	(4,931)	(4,716)	(7,250)
Total cost of revenues	(13,991)	(13,138)	(15,480)	(380,955)	(303,039)	(216,362)	(72,490)	(67,015)	(59,570)
Gross profit	4,831	5,464	6,165	93,310	75,917	64,841	27,418	22,670	20,527
Selling and administrative expenses	(5,802)	(5,719)	(6,224)	(66,343)	(70,823)	(66,902)	(21,090)	(19,338)	(18,485)
Operating loss/ income	(971)	(255)	(59)	26,967	5,094	(2,061)	6,328	3,332	2,042
Interest income	27	45	46	148	194	149	17	32	68
Interest expenses				(6,272)	(4,751)	(4,496)	(2,209)	(1,702)	(1,574)
Other income, net	65	54	48	4,595	7,424	7,341	1,075	697	1,067
(Loss)/gain on disposal of fixed assets	0	(1)	(22)
(Loss)/profit before income taxes, equity in income of affiliates and non-controlling interests	(879)	(157)	13	25,438	7,961	933	5,194	2,327	1,535
Income (taxes)/benefit	(18)	(73)	(142)	(2,559)	(2,663)	(2,434)	(484)	(19)	0
Equity in income of affiliates	892	325	9
Net (loss)/profit for the year	(5)	95	(120)	22,879	5,298	(1,501)
Less: net (income)/loss attributable to non-controlling interest	169	(113)	(309)	(8)	2,328	251
Net (loss)/income attributable to the Company	164	(18)	(429)	22,871	7,626	(1,250)
Other comprehensive loss
Net (loss)/profit	(5)	95	(120)	22,879	5,298	(1,501)
Foreign exchange translation adjustments	(15)	181	0	0	0	0
Release of translation reserves upon disposal of a subsidiary	0	(74)
Comprehensive (loss)/income	(20)	202	(120)	22,879	5,298	(1,501)	4,710	2,308	1,535
Less: Comprehensive (income)/loss attributable to non-controlling interest	176	(167)	(309)	(8)	2,328	251	0	(3)	(16)
Comprehensive income/(loss) attributable to the Company	$ 156	$ 35	$ (429)	22,871	7,626	(1,250)	4,710	2,308	1,535
Net income/(loss) per ordinary share
- Basic	$ 0.08	$ (0.01)	$ (0.21)
- Diluted	$ 0.08	$ (0.01)	$ (0.21)
Weighted average number of ordinary shares outstanding
- Basic	2,069,223	2,069,223	2,070,685
- Diluted	2,069,223	2,069,223	2,076,315